Reverse Recapitalization (Details) - USD ($) $ in Thousands	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Jul. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Reverse Recapitalization (Details) [Line Items]
Net cash proceeds		$ 19,700
Non-cash net liabilities assumed		$ 10,100
Common shares issued (in Shares)	45,290,553		45,290,553	23,256,504
Professional fees	$ 15,800		$ 16,400
Additional paid in capital	279,332		277,965		$ 190,624
Incurred amount	10,600		10,600
Cash payments			5,400
Maximum [Member]
Reverse Recapitalization (Details) [Line Items]
Additional paid in capital	15,800		16,400
Minimum [Member]
Reverse Recapitalization (Details) [Line Items]
Additional paid in capital	$ 5,200		$ 5,800
Common Class A [Member]
Reverse Recapitalization (Details) [Line Items]
Common shares issued (in Shares)			45,290,553	34,500,000
Common Class A [Member] | Legacy Complete Solaria [Member]
Reverse Recapitalization (Details) [Line Items]
Common shares outstanding (in Shares)	45,290,553		45,290,553